Deferred Taxation - Recognised and unrecognised amounts in deferred tax assets (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	$ 3,385	$ 3,102
Unrecognised	3,841	3,162
France
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	0	0
Unrecognised	1,284	1,111
Canada
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	617	492
Unrecognised	574	566
United States of America
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	938	920
Unrecognised	84	51
Australia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	649	698
Unrecognised	528	316
Mongolia
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	974	704
Unrecognised	540	721
Other countries
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Deferred tax assets	207	288
Unrecognised	$ 831	$ 397